SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fair Value Measurements: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Details
Derivative liabilities	$ 338,787	$ 92,527	$ 7,202
Convertible Debt, Issued	328,727	1,446,469
Convertible Debt, Change In Fair Value Recognized In Operations	(3,489)	(556,465)
Convertible Debt, Converted	$ (78,978)	$ (804,679)